GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	31,759

Total purchase price	$101,351

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

Fair value

Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Business Acquisition, Pro Forma Information
The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2016 and 2017, assuming that the acquisition of StoneRiver occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on this date, nor does it purport to represent the results of operations for future periods.

	December 31,
	2016	2017
	Unaudited	Unaudited

Revenues	$295,698	$283,605
Net income (loss)	$15,556	$(89)